Accounts receivable	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable

Note 8.      Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade accounts receivable	4,133	5,380
Allowance for credit losses	(94)	(114)
Accounts receivable from other related parties	158	178
Accounts receivable from board members	49	-
Accounts receivable from underwriters, promoters, and employees	2	-
Other accounts receivable	37	27
Total accounts receivable, net of allowance for credit losses	4,285	5,471

As at December 31, 2024 and 2023, accounts receivable from other related parties consisted of a receivable balance from OISTE in relation to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding Ltd on behalf of OISTE (see Note 37).